Income Tax - Schedule of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax expense (income) [abstract]
Net profit (loss)	€ 67,259	€ (101,221)	€ (65,144)
Tax expense (income)	(2,215)	428	576
Net profit (loss) before tax	€ 69,474	€ (101,649)	€ (65,721)
Tax rate in France	27.37%	28.92%	32.02%
Theoretical group tax rate in France	€ (19,018)	€ 29,401	€ 21,046
Increase / decrease in tax benefit arising from :
Tax credits	1,512	1,739	2,588
Permanent differences	833	(404)	3,341
Differences between rates	7,323	172	125
Tax losses for the period, unrecognised as deferred tax assets	0	(28,603)	(25,274)
Utilisation of previously unrecognised tax losses	5,590	0	0
IFRS adjustments without tax incidence	(129)	(358)	(530)
Non recognition of deffered tax assets related to temporary differences	(24)	(775)	(114)
Recognition of deferred tax assets against deferred tax liabilities	430	(706)	(889)
Tax effects related to the renegociation of the convertible debt	1,370	0	0
Others	€ (102)	€ (39)	€ 284
Effective income rate	(3.19%)	(0.42%)	(0.88%)